Segment reporting (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2023 INR (₨)		Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure of segment reporting [Line Items]
External Customers	₨ 33,403,726		$ 406,288	₨ 27,025,675	₨ 24,319,542
Intersegment Revenues	307,503			308,221	313,259
Operating expenses	(27,110,545)	[1]		20,880,346	19,139,572
Intersegment Expenses	(307,503)			308,221	313,259
Segment operating income / (loss)	6,293,181			6,145,329	5,179,970
Unallocated expenses:
Support Service Unit Costs	(149,607)			(105,285)	(109,718)
Depreciation and amortization	(3,971,865)			(3,298,047)	(2,835,632)
Other income / (expense), net	131,840		1,604	130,728	155,993
Finance income	222,905		2,711	73,577	172,319
Finance expenses	(1,505,433)	[1]		(1,098,096)	(962,656)
Profit / (loss) before tax	1,021,021		12,419	1,848,206	1,600,276
Income tax (expense) / benefit	(346,499)		(4,214)	(590,261)	(68,414)
Profit / (loss) for the year	674,522		$ 8,204	1,257,945	1,531,862
Network centric Services
Disclosure of segment reporting [Line Items]
External Customers	13,290,510			12,011,178	10,939,620
Intersegment Revenues	0			0	0
Operating expenses	(11,125,798)	[1]		9,880,381	8,878,254
Intersegment Expenses	(250,085)			250,803	255,841
Segment operating income / (loss)	1,914,627			1,879,994	1,805,525
Data Center Services
Disclosure of segment reporting [Line Items]
External Customers	10,125,610			7,494,395	5,540,937
Intersegment Revenues	87,749			87,753	87,753
Operating expenses	(6,085,634)	[1]		4,297,871	3,029,653
Intersegment Expenses	0			0
Segment operating income / (loss)	4,127,725			3,284,277	2,599,036
Digital Services
Disclosure of segment reporting [Line Items]
External Customers	9,987,606			7,520,102	7,838,985
Intersegment Revenues	219,754			220,468	225,506
Operating expenses	(9,899,113)	[1]		6,702,094	7,231,665
Intersegment Expenses	(57,418)			57,418	57,418
Segment operating income / (loss)	₨ 250,829			₨ 981,058	₨ 775,408

[1]	Bank charges of ₹ 147,089 ($ 1,789) has been allocated to respective segments in operating expenses